Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Commitments and Contingencies [Abstract]
Commitments and Contingencies

14.    Commitments and Contingencies

Leases

In February 2018, the Company entered into an operating lease agreement for office space located in 10 Pasteur, Irvine with a lease term of approximately five years. Rent payments commenced in February 2018. The lease expired on February 5, 2023. In October 2021, the Company entered into an operating lease agreement for office space located in 19700 Fairchild with a lease term of approximately two years with an option to extend the term for one two-year term, which at the time was not reasonably assured of exercise and therefore, not included in the lease term. Rent payments commenced in December 2021. The lease expired on December 31, 2023.

On November 9, 2023, the Company entered into a new operating lease agreement for office space located in Irvine, California with a lease term of approximately three years and rent payments commencing on January 1, 2024. The lease commencement date is January 1, 2024.

As of March 31, 2024, the Company recorded an aggregate ROU asset of $0.5 million with an accumulated amortization of less than $0.1 million in the unaudited condensed consolidated balance sheets as operating lease right of use assets, net, and an aggregate lease liability of $0.5 million in the balance sheet, which is comprised of $0.2 million operating lease liability, current and $0.3 million of operating lease liability, non-current. As of March 31, 2024, the weighted-average remaining lease term is 2.8 years and the weighted-average discount rate is 22.4%.

Future minimum lease payments under the new office lease are as follows (in thousands):

Minimum lease payments
2024 (excluding the three months ended 3/31/2024)	$176
2025	242
2026	249
Total operating lease liability	$667

License Agreements

The Company has entered into exclusive license agreements with NKMAX, as amended in October 2021, April 2023 and August 2023 (“Intercompany License”), pursuant to which the Company acquired certain intellectual property for the development of treatments for cancer and other fields of use. Pursuant to each license agreement, as consideration for an exclusive license to the intellectual property, the Company paid an upfront fee of $1.0 million (“Licensed Technology”), which was recognized as research and development expense in the period paid as the license has no alternative future use.

Additionally, the Company is also required to pay one-time milestone payments for the first receipt of regulatory approval by the Company or any of its affiliates for a Licensed Technology in the following jurisdictions (and amounts): the United States ($5.0 million), the European Union (“EU”) ($4.0 million), and four other countries

($1.0 million each). The Company is obligated to pay a mid-single digit royalty on net sales of Licensed Technology by it, its affiliates or its sublicensees, subject to customary reductions. The Company is also required to pay a percentage of its sublicensing revenue ranging from a low double-digit percentage to a mid-single digit percentage. As of March 31, 2024, the Company has not paid any milestone payments and no sales of Licensed Technology have occurred.

Litigation

The Company is subject to legal proceedings and claims, which arise in the ordinary course of business.

The Company is not subject to any currently pending legal matters or claims that would have a material adverse effect on its financial position, results of operations or cash flows.

In the normal course of business, the Company enters into contracts and agreements that contain a variety of representations and warranties and provide for general indemnifications. The Company’s exposure under these agreements is unknown because it involves claims that may be made against the Company in the future but have not yet been made. The Company accrues a liability for such matters when it is probable that future expenditures will be made, and such expenditures can be reasonably estimated. No amounts were accrued as of March 31, 2024 and December 31, 2023.

14. Commitments and Contingencies

Leases

In February 2018, the Company entered into an operating lease agreement for office space located in 10 Pasteur, Irvine with a lease term of approximately five years. Rent payments commenced in February 2018. The lease expired on February 5, 2023. In October 2021, the Company entered into an operating lease agreement for office space located in 19700 Fairchild with a lease term of approximately two years with an option to extend the term for one two-year term, which at the time was not reasonably assured of exercise and therefore, not included in the lease term. Rent payments commenced in December 2021. The lease expired on December 31, 2023.

On November 9, 2023, the Company entered into a new operating lease agreement for office space located in Irvine, California with a lease term of approximately three years and rent payments commencing on January 1, 2024 (“New Office Lease”). The lease commencement date is January 1, 2024.

Future minimum lease payments under the New Office Lease are as follows (in thousands):

Minimum lease payments
2024	$235
2025	242
2026	249
Total operating lease liability	$726

License Agreements

The Company has entered into exclusive license agreements with NKMAX, as amended in October 2021, April 2023 and August 2023 (“Intercompany License”), pursuant to which the Company acquired certain intellectual property. Pursuant to each license agreement, as consideration for an exclusive license to the intellectual property, the Company paid an upfront fee of $1.0 million (“Licensed Technology”).

As the license has no alternative future use, the Company recognized the upfront fee as research and development expense in the consolidated statements of operations and comprehensive loss during the year ended December 31, 2020. Additionally, the Company is also required to pay one-time milestone payments for the first receipt of regulatory approval by the Company or any of its affiliates for a Licensed Technology in the following jurisdictions (and amounts): the United States ($5.0 million), the European Union (“EU”) ($4.0 million), and four other countries ($1.0 million each). The Company is obligated to pay a mid-single digit royalty on net sales of Licensed Technology by it, its affiliates or its sublicensees, subject to customary reductions. The Company is also required to pay a percentage of its sublicensing revenue ranging from a low double-digit percentage to a mid-single digit percentage. As of December 31, 2023, the Company has not paid any milestone payments and no sales of Licensed Technology have occurred.

Litigation

The Company is subject to legal proceedings and claims, which arise in the ordinary course of business.

The Company is not subject to any currently pending legal matters or claims that would have a material adverse effect on its financial position, results of operations or cash flows.

In the normal course of business, the Company enters into contracts and agreements that contain a variety of representations and warranties and provide for general indemnifications. The Company’s exposure under these agreements is unknown because it involves claims that may be made against the Company in the future but have not yet been made. The Company accrues a liability for such matters when it is probable that future expenditures will be made, and such expenditures can be reasonably estimated. No amounts were accrued as of December 31, 2023 and December 31, 2022.